SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details) - CNY [Member]	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate translation	7.1055	7.0074
Foreign currency exchange rate translation	7.1628	7.1178	7.0329